Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	£ 1,633	£ 6,286
US$30bn Euro Medium Term Note Programme [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	168	165
Structured Notes Programmes [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	773	696
Eurobonds [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	131	129
Structured Deposits [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	133	133
Collateral and associated financial guarantees [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	£ 428	3,053
Repurchase agreements - non trading [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss		£ 2,110